NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 CAD ($) business_segments	Mar. 31, 2019 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of operating segments | business_segments	3
Amortisation method, intangible assets other than goodwill	straight-line method
Increase In royalty obligations, impact of 1% change in growth rate | $		$ 3.5		$ 4.0
Minimum finance lease payments payable	$ 308.0	$ 46.6	$ 201.8	$ 119.4
Government royalties | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate used to extrapolate cash flow projections	6.00%	6.00%
Discount rate used in current estimate of value in use	6.00%	6.00%
Government royalties | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate used to extrapolate cash flow projections	15.00%	15.00%
Discount rate used in current estimate of value in use	9.50%	9.50%
Capitalized development costs | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	3 years
Capitalized development costs | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	10 years
Customer relationships | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	3 years
Customer relationships | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	20 years
ERP and other software | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	3 years
ERP and other software | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	10 years
Technology | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	3 years
Technology | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	20 years
Other intangible assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	2 years
Other intangible assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, intangible assets other than goodwill	40 years
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Declining balance/Straight-line
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment	2.50%
Useful lives, property, plant and equipment	3 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment	10.00%
Useful lives, property, plant and equipment	40 years
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight-line (10% residual)
Simulators | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Declining balance/Straight-line
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment	20.00%
Useful lives, property, plant and equipment	2 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Amortization rate, property, plant and equipment	35.00%
Useful lives, property, plant and equipment	10 years
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight-line (residual not exceeding 15%)
Aircraft | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, property, plant and equipment	25 years
Aircraft engines
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Based on utilization
Aircraft engines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Utilization rate, property plant and equipment	3500 hours